Financial Instruments - Derivatives Reclassifications (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Amounts recognized in OCI
Hedging cost	¥ (9,147)	¥ (857)	¥ (4,909)
Interest rate swaps
Amounts recognized in OCI
Change in fair value of hedging instruments	1,400	(7,409)
Forward interest rate
Amounts recognized in OCI
Change in fair value of hedging instruments	(3,087)	(31,022)
Currency and interest rate swaps
Amounts recognized in OCI
Change in fair value of hedging instruments	(39,146)	568
Hedging cost	(9,978)	(344)
Amount reclassified to profit or loss
Reserve of exchange differences on translation, continuing hedges	(45,820)	266
Foreign currency denominated bonds and loans
Amounts recognized in OCI
Change in fair value of hedging instruments	112,620	(72,854)
Amount reclassified to profit or loss
Reserve of exchange differences on translation, continuing hedges	15,436	71,795
Hedge related to acquisition
Amounts recognized in OCI
Change in fair value of hedging instruments		237
Amount reclassified to profit or loss
Reserve of exchange differences on translation, continuing hedges	3,560	3,560
Forward exchange contracts
Amounts recognized in OCI
Change in fair value of hedging instruments	19,804
Amount reclassified to profit or loss
Reserve of exchange differences on translation, continuing hedges	20,476
Hedge gain (loss)
Amount reclassified to profit or loss
Cash flow hedge	(27,242)	(28)
Hedge gain (loss) | Interest rate swaps
Amount reclassified to profit or loss
Cash flow hedge	1,127	627
Hedge gain (loss) | Forward interest rate
Amount reclassified to profit or loss
Cash flow hedge	1,630	21
Hedging costs
Amount reclassified to profit or loss
Cash flow hedge	¥ (3,200)
Hedging costs		¥ (890)